Stockholders' Equity (Preferred Stock) (Detail Textuals) (USD $)	0 Months Ended	9 Months Ended	12 Months Ended		1 Months Ended
	Mar. 07, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014	May 31, 2012	Apr. 30, 2012	Mar. 31, 2012
Class of Stock [Line Items]
Preferred stock, shares authorized		100,000	100,000	100,000
Number of warrants called by common stock	6,000,000							1,300,000	800,000
Exercise price of warrants	$ 0.75		$ 0.89	$ 0.28			$ 0.28		$ 0.75
Proceeds from Issuance or Sale of Equity	$ 6,000,000			$ 1,112,000
Derivative Liability		6,500,000
Amount of loss upon issuance		(500,000)
Subsequent Event
Class of Stock [Line Items]
Number of warrants called by common stock	6,000,000
Exercise price of warrants	$ 0.75
Proceeds from Issuance or Sale of Equity	6,000,000
Series B Preferred Stock Purchase Agreement
Class of Stock [Line Items]
Term of agreement					2 years
Preferred stock, value of shares available under purchase agreement					5,000,000
Number of warrants called by common stock								1,310,000
Exercise price of warrants								1.34
Series A Junior Participating Preferred Stock
Class of Stock [Line Items]
Shares issued during period		90,000	90,000
Series B Preferred Stock
Class of Stock [Line Items]
Shares issued during period		1,000	1,000
Series C Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized		1,200	1,200
Shares issued during period	1,200
Number of warrants called by common stock	6,000,000
Exercise price of warrants	$ 0.75
Proceeds from Issuance or Sale of Equity	6,000,000
Conversion price per dollar of stated value	$ 0.75
Stated value per share of preferred stock	$ 5,000
Convertible Preferred Stock, Shares Issued upon Conversion	8,000,000
Number of warrants called by common stock aggregate purchase price	6,000,000
Stock issuance costs		700,000
Series C Preferred Stock | Subsequent Event
Class of Stock [Line Items]
Shares issued during period	1,200
Proceeds from issuance of preferred stock						$ 6,000,000